FORWARD FUNDS

Supplement dated October 15, 2014

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward U.S. Government

Money Market Fund (“No-Load Summary Prospectus”), Forward Funds Investor Class and Institutional

Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Advisor Class

Prospectus (“Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2014, as supplemented

IMPORTANT NOTICE REGARDING

CONVERSION OF CLASS SHARES,

ELIMINATION OF CERTAIN FEES AND

MODIFICATION OF EXCHANGE PRIVILEGE

The following information applies to the Forward U.S. Government Money Fund (the “Fund”) only:

Conversion of Class A, Class C and Class Z Shares

At a meeting held on September 15-16, 2014, the Board of Trustees of Forward Funds (the “Trust”) approved the conversion of the Fund’s Class A and Class C shares into Investor Class shares of the Fund. In addition, the Trust approved the conversion of the Fund’s Class Z shares into Institutional Class shares of the Fund.

Accordingly, effective December 15, 2014 (the “Conversion Date”), the Fund’s Class A and Class C shares will convert to Investor Class shares of the Fund. No contingent deferred sales charges (“CDSCs”) will be assessed at the time of conversion. Additionally, effective as of the Conversion Date, the Fund’s Class Z shares will convert to Institutional Class shares of the Fund. After the Conversion Date, the Fund’s Class A, Class C and Class Z shares will be closed to all future purchases and terminated.

Elimination of Shareholder Services Fees for Investor Class Shares and Administrative Fees for Institutional Class Shares

Effective December 15, 2014, shareholder services fees payable under the Fund’s Shareholder Services Plan for Investor Class shares and administrative fees payable under the Fund’s Administrative Plan for Institutional Class shares will be eliminated.

Accordingly, effective December 15, 2014, the following changes shall be made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund in the No-Load Summary Prospectus and the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	0.08%	0.08%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.23%	0.23%
Administrative Fees(2)	0.25%	N/A
Total Other Expenses	0.48%	0.23%
Total Annual Fund Operating Expenses	0.81%	0.31%
Fee Waiver and/or Expense Reimbursement	-0.25%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.56%	0.31%

(1)	Restated to reflect current fees and expenses.

(2)	The Fund’s investment advisor is contractually obligated to waive the fees payable under the Administrative Plan until April 30, 2015. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$57	$32
3 Years	$234	$100
5 Years	$425	$174
10 Years	$978	$393

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The information concerning the shareholder services fees paid by the Fund as contained in the table on pages 160-161 of the No-Load Prospectus under the heading/subheading “Distribution and Shareholder Services Plans – Shareholder Services Plan” shall be replaced to read as follows:

Annual Rate (expressed as a Percentage of the Fund’s Average Daily Net Assets Attributable to the Noted Class of Shares)
Fund Name	Investor Class	Institutional Class
Forward U.S. Government Money Fund	None	None

The final paragraph on page 161 of the No-Load Prospectus shall be deleted in its entirety.

The first paragraph under the heading/subheading “Distribution and Shareholder Services Plans – Administrative Plan—Forward U.S. Government Money Fund” on page 162 of the No-Load Prospectus shall be deleted in its entirety.

Change in Exchange Privilege

Effective December 15, 2014, the exchange privilege with respect to certain shares of the Fund is modified.

Accordingly, effective December 15, 2014, the following changes shall be made:

The subsection titled “Purchasing Shares – Exchange Privilege – Exchanges of Class A or Class C Shares of the Forward U.S. Government Money Fund for Class Z Shares of the Forward U.S. Government Money Fund” on page 158 of the Load Prospectus shall be deleted in its entirety.

The following information shall be added immediately before the subsection titled “Purchasing Shares – Exchange Privilege – Exchanges of Advisor Class Shares for the Same Class Shares of Any Other Fund” on page 158 of the Load Prospectus:

Exchanges of Class A and Class C Shares of a Fund for Investor Class Shares of the Forward U.S. Government Money Fund

The Forward U.S. Government Money Fund does not offer Class A or Class C shares; however, you may exchange your Class A or Class C shares of a Fund for Investor Class shares of the Forward U.S. Government Money Fund. If you exchange Class A or Class C shares of a Fund that are subject to a CDSC for Investor Class shares of the Forward U.S. Government Money Fund, you will not be charged the applicable CDSC at the time of the exchange. For purposes of calculating the CDSC holding period applicable to the CDSC on your original shares, the time you hold Investor Class shares of the Forward U.S. Government Money Fund will not count toward the holding period for the CDSC. When you exchange your Investor Class shares of the Forward U.S. Government Money Fund for your original Class A or Class C shares or Class A or Class C shares of another Fund, the remaining holding period applicable to a CDSC will resume. If you redeem your Investor Class shares of the Forward U.S. Government Money Fund or exchange into a different class of shares of a Fund, you will be charged any applicable CDSC at that time.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

The first paragraph under the heading/subheading “Purchasing Shares – Exchange Privilege” on pages 155-156 of the No-Load Prospectus shall be replaced to read as follows:

Exchanges of Institutional or Investor Class Shares for the Same Class Shares of Any Other Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Institutional Class or Investor Class shares of any Fund for the same class shares of any other Fund, or with a money market fund.

If you acquired Investor Class shares of the Forward U.S. Government Money Fund through an exchange from Class A shares or Class C shares of a Fund that were subject to a contingent deferred sales charge (“CDSC”), the time you hold Investor Class shares of the Forward U.S. Government Money Fund will not count toward the holding period for the CDSC. When you exchange your Investor Class shares of the Forward U.S. Government Money Fund for your original Class A or Class C shares or Class A or Class C shares of another Fund, the remaining holding period applicable to a CDSC will resume. If you redeem your Investor Class shares of the Forward U.S. Government Money Fund or exchange into a different class of shares of a Fund, you will be charged any applicable CDSC at that time.

Please check with Forward Funds to determine which money market funds are available. There are generally no fees for exchanges, but an exchange of shares between Funds is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

The subsection titled “Purchasing Shares – Exchange Privilege – Exchanges of Institutional Class or Investor Class Shares of the Forward U.S. Government Money Fund for Class Z Shares of the Forward U.S. Government Money Fund” on page 156 of the No-Load Prospectus shall be deleted in its entirety.

The following information shall be added after the subsection titled “Purchasing Shares – Exchange Privilege – Exchanges of Class Z Shares for a Different Class within the Same Fund” on page 50 of the Class Z Prospectus:

Exchanges of Class Z Shares of a Fund for Institutional Class Shares of the Forward U.S. Government Money Fund

Subject to such limitations as may be imposed by the Trust, you may exchange your Class Z shares of any Fund for Institutional Class shares of the Forward U.S. Government Money Fund.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP US GOV 10152014

FORWARD FUNDS

Supplement dated October 15, 2014

to the

Forward Funds Class Statement of Additional Information (the “SAI”)

dated May 1, 2014, as supplemented

The following information applies to the Forward U.S. Government Money Fund (the “Fund”) only:

Effective December 15, 2014, all references to the Class A, Class C and Class Z shares of the Fund are hereby deleted.

Additionally, effective December 15, 2014, all references to the Shareholder Services Plan for the Investor Class shares of the Fund and to the Administrative Plan for the Institutional Class shares of the Fund are hereby deleted.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP US GOV SAI 10152014